CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Liability and Equity Components of Notes
2025
Principal original amount	$2,000.0
Unamortized debt issuance costs	(27.9)

Net carrying amount	$1,972.1

Schedule of Interest Expense on the Convertible Notes
2025

Amortization of debt issuance costs	$0.4